Severance Indemnities And Pension Plans (Schedule Of Fair Value Of Each Major Category Of Plan Assets For Other Post Retirement Plan Investments) (Details) (Foreign Offices And Subsidiaries, Other Benefits [Member], Other Investment Funds [Member], JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012		Mar. 31, 2011
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	¥ 13,370	[1]	¥ 14,043	[1]
Level 1 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	7,491	[1]	7,980	[1]
Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	5,879	[1]	6,063	[1]
Level 3 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		[1]		[1]

[1]	Other investment funds mainly consist of mutual funds and common collective funds.